Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
6.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2021	December 31, 2020
Receivables from government agencies	296	244
Taxes and other government receivables	119	114
Advances	28	39
Prepayments	90	70
Loans and deposits	8	8
Interest receivable	1	3
Derivative instruments	6	65
Other current assets	33	41
Total	581	584

Derivative instruments are further described in Note 28.

The Company applies a current expected credit losses model on all financial assets measured at amortized cost, including deposits, loans and receivables. The major portion of other current assets to which this model applies corresponds to government receivables. Due to the existing history of zero-default on receivables originated by governments, the expected credit losses are assumed to be not significant as at December 31, 2021 and December 31, 2020. Other current assets presented in the table above within the lines "Loans and deposits" and

“Other current assets” are composed of individually insignificant amounts at exposure of default. Consequently, no significant loss allowance was reported on those current assets as at December 31, 2021 and December 31, 2020.